Annual Total Returns [BarChart] - SFT Index 400 Mid-Cap Fund - Class 2	May 01, 2021 [1]
Bar Chart Table:
Annual Return 2011	(2.26%)
Annual Return 2012	17.24%
Annual Return 2013	32.78%
Annual Return 2014	9.24%
Annual Return 2015	(2.63%)
Annual Return 2016	20.04%
Annual Return 2017	15.61%
Annual Return 2018	(11.58%)
Annual Return 2019	25.51%
Annual Return 2020	13.06%

[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares. Performance prior to May 1, 2012 is that of the Fund’s predecessor portfolio.